Equity - Reserves and Retained Earnings	12 Months Ended
Jun. 30, 2020
Statement [LineItems]
Equity - Reserves and Retained Earnings
NOTE 20. EQUITY – RESERVES AND RETAINED EARNINGS

	Consolidated
	June 30, 2020 A$	June 30, 2019 A$
(a) Reserves
Options issued reserve	19,116,205	19,116,205
Conversion feature of convertible note reserve	41,431,774	41,431,774
Foreign currency translation reserve	1,754,740	1,654,783
Share-based payment reserve	3,712,180	3,331,192

	66,014,899	65,533,954

Movement in options issued reserve were as follows:
Opening balance and closing balance	19,116,205	19,116,205

Movements in conversion feature of convertible note reserve:
Opening balance and closing balance	41,431,774	41,431,774

Movement in foreign currency translation reserve were as follows:
Opening balance	1,654,783	1,096,368
Currency translation differences arising during the year	99,957	558,415

Ending balance	1,754,740	1,654,783

Movement in share-based payment reserve were as follows:
Opening balance	3,331,192	3,229,693
Performance rights expensed during the year	1,724,282	1,581,987
Exercise of vested performance rights	(1,343,294)	(1,480,488)

Ending balance	3,712,180	3,331,192

(b) Accumulated losses
Movement in accumulated losses were as follows:
Opening balance	(262,237,829)	(244,584,832)
Net loss for the year	(13,468,232)	(18,343,984)
Exercise of warrants	—	690,987

Balance	(275,706,061)	(262,237,829)

(c) Nature and purpose of reserves
(i) Conversion feature of convertible note reserve
This amount relates to the conversion feature of the convertible note issued to Ridgeback Capital Investments which has been measured at fair value as required by AASB 2 (IFRS 2). For further information, refer to note 15.
(ii) Foreign currency translation reserve
Exchange differences arising on translation of the foreign controlled entity a recognized in other comprehensive loss as described in note 1(d) and accumulated in a separate reserve within equity. The cumulative amount is reclassified to profit or loss when the net investment is disposed of.
(iii) Share-based payments reserve
The share-based payments reserve is used to recognize the grant date fair value of options and performance rights issued to employees but not exercised. For a reconciliation of movements in the share-based payment reserves refer to note 31.